Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ 8,611	$ 1,216	¥ (10,518)	¥ (32,182)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	35,272	4,980	86,690	(119,464)
Cash flows from financing activities:
Proceeds from exercise of options				1
Proceeds from issuance of ordinary shares	27,760	3,919
Net cash used in financing activities	(257,378)	(36,340)	(57,892)	(132,334)
Effect of exchange rate changes on cash, cash equivalents	2,793	395	13,144	(13,578)
Net (decrease)/increase in cash, cash equivalents	(210,702)	(29,749)	31,424	(297,558)
Cash and cash equivalents at beginning of the year	249,728	35,259	217,901	377,160
Cash and cash equivalents at end of the year	40,508	5,719	249,728	217,901
Parent Company | Reportable legal entity
Cash flows from operating activities:
Net cash used in operating activities	(630)	(88)	(5,404)	(11,840)
Cash flows from investing activities:
Loans provided to Jimu Group	(26,326)	(3,717)	2,018	14,952
Net cash inflow from disposal of subsidiary			118
Net cash provided by/(used in) investing activities	(26,326)	(3,717)	2,136	14,952
Cash flows from financing activities:
Proceeds from exercise of options				1
Proceeds from issuance of ordinary shares	27,760	3,919
Net cash used in financing activities	27,760	3,919		1
Effect of exchange rate changes on cash, cash equivalents	(1,927)	(273)	3,342	(5,325)
Net (decrease)/increase in cash, cash equivalents	(1,123)	(159)	74	(2,212)
Cash and cash equivalents at beginning of the year	1,329	188	1,255	3,467
Cash and cash equivalents at end of the year	¥ 206	$ 29	¥ 1,329	¥ 1,255